Shareholder Fees	Nov. 01, 2021 USD ($)
PIMCO RAFI Dynamic Multi-Factor International Equity ETF | PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Shareholder Fees:
Shareholder Fee, Other